DEPOSITS AND OTHER CURRENT ASSETS, NET (Tables)	6 Months Ended
Mar. 31, 2024
Impairment Effects on Earnings Per Share [Line Items]
SCHEDULE OF DEPOSITS AND OTHER CURRENT ASSETS NET

Deposits and other current assets, net consist of the following:

	March 31, 2024	September 30, 2023

Deposits	$51,224	$51,193
Other current assets, net	2,421	2,419
Less: allowance for expected credit loss	(56)	(56)
	$53,589	$53,556

SCHEDULE OF MOVEMENT OF ALLOWANCES FOR EXPECTED CREDIT LOSS

The movement of allowances for expected credit loss is as follow:

	March 31, 2024	September 30, 2023

Balance at beginning of the period	$49,573	$28,382
Provision	8,167	21,191
Ending balance	$57,740	$49,573

Deposits and Other Current Assets [Member]
Impairment Effects on Earnings Per Share [Line Items]
SCHEDULE OF MOVEMENT OF ALLOWANCES FOR EXPECTED CREDIT LOSS	The movement of allowances for expected credit loss is as follow:
	March 31, 2024	September 30, 2023

Balance at beginning of the period	$56	$47
Provision	-	9
Ending balance	$56	$56